Annual Fund Operating Expenses - Invesco BulletShares 2022 High Yield Corporate Bond ETF - ETF	Dec. 17, 2021
Operating Expenses:
Management Fees	0.42%
Other Expenses	none
Total Annual Fund Operating Expenses	0.42%